Restriction on Cash - Additional Information (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Cash and Cash Equivalents [Abstract]
Average reserve balance with Federal Reserve Bank	$ 2,849,000	$ 6,058,000